Acquisitions and Acquisition-Related Items Acquisition and Acquisition-Related Items (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended							12 Months Ended				0 Months Ended			0 Months Ended			0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Apr. 25, 2014	Apr. 26, 2013	Apr. 27, 2012	Apr. 25, 2014 Other Long-term Liabilities	Apr. 26, 2013 Other Long-term Liabilities	Apr. 25, 2014 Other Accrued Expenses	Apr. 26, 2013 Other Accrued Expenses	Apr. 25, 2014 Change in the Amount of Contingent Consideration	Apr. 26, 2013 Change in the Amount of Contingent Consideration	Apr. 27, 2012 Change in the Amount of Contingent Consideration	Apr. 26, 2013 Impairment of Acquired in Process Research and Development	Dec. 30, 2013 TYRX	Dec. 30, 2013 TYRX Revenue-based payments	Dec. 30, 2013 TYRX Product development-based payments	Dec. 30, 2013 TYRX Technology-Based Intangible Assets [Member]	Aug. 07, 2013 Cardiocom	Aug. 07, 2013 Cardiocom Customer-Related Intangible Assets [Member]	Aug. 07, 2013 Cardiocom Customer-Related Intangibles [Member]	Apr. 25, 2014 Ardian [Member] Impairment of Acquired in Process Research and Development	Apr. 25, 2014 Ardian [Member] Impairment of Long-Lived Assets [Member]	Apr. 25, 2014 Ardian [Member] Impairment of Long-Lived Assets other than Acquired in Process Research and Development [Member]	Nov. 01, 2012 China Kanghui Holdings	Apr. 25, 2014 China Kanghui Holdings	Apr. 26, 2013 China Kanghui Holdings	Nov. 01, 2012 China Kanghui Holdings Technology-Based	Nov. 01, 2012 China Kanghui Holdings Trade Names	Aug. 31, 2011 Salient	Apr. 27, 2012 Peak Surgical - Gain on Previously Held Investment [Member]	Aug. 31, 2011 PEAK	Apr. 27, 2012 Salient Surgical Technologies - Gain on Previously Held Investment [Member]	Apr. 25, 2014 Business combinations or purchases of intellectual property prior to April 24, 2009 [Member]
Cost of Acquired Entity
Payments to Acquire Business, Net of Cash Acquired	$ 385	$ 820	$ 556									$ 159
Total consideration												222				193						816					497		113
Contingent consideration	68	142	231	51	120	17	22						35	25
Transaction value net of acquired cash																						797
Estimated maximum potential amount of undiscounted future contingent consideration														40																	199
Net value of acquistion transaction																											452		96
Purchase Price Allocation
Current assets												6				14						106					20		5
Property, plant, and equipment												1				7						56					11		5
IPR&D																											44
Intangible assets												94				61	61					341					154		74
Goodwill	10,593	10,329	9,934									132				123						409					348		56
Other assets																						11					1
Total assets acquired												233				205						923					578		140
Current liabilities												4				12						29					43		10
Other long-term liabilities																						1
Long-term deferred tax liabilities, net												7										77					38		17
Total liabilities assumed												11				12						107					81		27
Net assets acquired												222				193						816					497		113
Other Disclosures
Acquisition-related items	117	(49)	12					138	(62)	45	5								192	236	44			13				6		32
Acquisition date																							Nov. 01, 2012
Finite-lived intangibles																									288	53			74
Finite-lived intangible asset, useful life															14 years			7 years				11 years					12 years		12 years
Change in fair value of contingent consideration	$ (138)	$ (62)
Preexisting Relationship
Previously held ownership percentage in acquiree																											8.90%		18.90%